Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
STKd 100% NVDA & 100% AMD ETF
Shareholder Report [Line Items]
Fund Name	STKd 100% NVDA & 100% AMD ETF
Class Name	STKd 100% NVDA & 100% AMD ETF
Trading Symbol	LAYS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the STKd 100% NVDA & 100% AMD ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://quantifyfunds.com/singlestocketfpairs/lays/. You can also request this information by contacting us at (844) 713-1220 or by writing to the STKd 100% NVDA & 100% AMD ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 713-1220
Additional Information Website	https://quantifyfunds.com/singlestocketfpairs/lays/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STKd 100% NVDA & 100% AMD ETF	$191	1.29%

The Fund commenced operations on March 5, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.29%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on March 5, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the period ended December 31, 2025, LAYS delivered returns that were driven primarily by continued strength in large-cap U.S. semiconductor equities. The Fund’s performance reflected its structure, which provided full, stacked exposure to both NVIDIA (NVDA) and Advanced Micro Devices (AMD), two companies that were at the center of the ongoing expansion in artificial intelligence, data center investment, and advanced computing.

Both NVDA and AMD experienced periods of elevated volatility throughout the year, largely tied to macroeconomic uncertainty, interest rate expectations, and valuation sensitivity within high-growth technology stocks. Despite these fluctuations, demand for AI-related hardware and infrastructure remained a key driver of earnings growth and investor sentiment across the semiconductor sector during the period.

LAYS performed as expected compared to a benchmark consisting of AMDL and NVDL (both 2x leveraged ETFs with swap exposure on AMD and NVDA, respectively).

What Factors Influenced Performance

Key factors influencing the Fund’s performance during the period included, (1) earnings growth and guidance from NVDA and AMD related to AI acceleration, data center demand, and enterprise adoption, (2) equity market volatility, particularly within growth and technology stocks, driven by monetary policy expectations and broader macroeconomic developments, (3) investor appetite for concentrated AI exposure, which supported valuation multiples for leading semiconductor companies during periods of market optimism, and (4) single-stock concentration risk, as the Fund maintained full exposure to two underlying equities rather than a diversified basket of issuers.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended December 31, 2025	Since Inception 03/05/2025
STKd 100% NVDA & 100% AMD ETF - at NAV	157.03%
S&P 500® Total Return Index	18.41%

Performance Inception Date	Mar. 05, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 19, 2025
Updated Performance Information Location [Text Block]	Visit https://quantifyfunds.com/singlestocketfpairs/lays/ for more recent performance information.
Net Assets	$ 4,562,000
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 35,890
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Size (Thousands)	$4,562
Number of Holdings	4
Total Advisory Fee	$35,890
Portfolio Turnover Rate	0%

Holdings [Text Block]

What did the Fund invest in?

(as of December 31, 2025)

Security Type - Investments

(% of total net assets)

Security Type - Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities. Percentages for swap contracts are based unrealized appreciation (depreciation).

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
Advanced Micro Devices, Inc. Swap	39.5*
NVIDIA Corp. Swap	9.1*
First American Government Obligations Fund - Class X, 3.67%	0.7
United States Treasury Bills	0.7
*	Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://quantifyfunds.com/singlestocketfpairs/lays/.

Material Fund Change [Text Block]	How has the Fund changed? Effective September 19, 2025, the Fund updated its distribution frequency and now intends to pay out dividends and interest income, if any, quarterly.